Disclosure of fair value measurement of assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ 3,704	$ 3,931
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	160	179
Financial liabilities at amortised cost, category [member] | Payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	3,544	3,752
Cash and cash equivalent [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Trade and other receivables [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Restricted cash [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	34,415	51,390
Financial assets at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Financial assets at amortised cost, category [member] | Payables and accrued liabilities [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	34,016	50,611
Financial assets at amortised cost, category [member] | Trade and other receivables [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	67	457
Financial assets at amortised cost, category [member] | Restricted cash [member]
IfrsStatementLineItems [Line Items]
Financial asset (liabilities)	$ 332	$ 322